WARRANTS (Details Narrative) - $ / shares	May 09, 2026	Mar. 31, 2026	Dec. 31, 2025	Apr. 28, 2025	Dec. 31, 2024
Exercise price per share		$ 11.50	$ 11.50
Expire term		5 years	5 years
Share redemption trigger price		$ 18.00	$ 18.00
Redemption price per public warrant		0.01	0.01
Shares issued price per share				$ 1.15
Event Triggering Adjustment To The Exercise Price Of Warrants [Member] | Maximum [Member]
Shares issued price per share	$ 9.20
Common Class A [Member]
Exercise price per share		$ 18.00	18.00
Shares issued price per share			$ 0.4601
Public Warrants [Member]
Warrants outstanding (in Shares)		12,000,000	12,000,000		12,000,000
Adjusted exercise price of warrants percent		115.00%	115.00%
Warrant redemption price per share percentage		180.00%	180.00%
Public Warrants [Member] | Event Triggering Adjustment To The Exercise Price Of Warrants [Member] | Maximum [Member]
Shares issued price per share	$ 9.20
Percentage of the proceeds to be used for business combination		6000.00%
Private Placement Warrants [Member]
Warrants outstanding (in Shares)		8,700,000	8,700,000		8,700,000
Exercise price per share		$ 1.00	$ 1.00
Private Placement Warrants [Member] | Common Class A [Member]
Exercise price per share		$ 11.50	$ 11.50
Shares issued price per share					$ 11.50